ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES - Schedule of current accounts payable (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Accounts Receivable From/Payable To Related Entities [Line Items]
Total current liabilities	$ 12,875	$ 7,444
Qatar Airways
Accounts Receivable From/Payable To Related Entities [Line Items]
Total current liabilities	3,576	2,312
Delta Air Lines, Inc.
Accounts Receivable From/Payable To Related Entities [Line Items]
Total current liabilities	$ 9,299	$ 5,132